Statutory Reserves and Restricted Net Assets (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Statutory Reserves and Restricted Net Assets [Abstract]
Minimum percentage of after-tax profit	10.00%
Maximum percentage criteria for appropriation of after-tax profit	50.00%
Restricted net assets (in Yuan Renminbi)	¥ 2,619,467